Interbank deposits and securities purchased under agreements to resell (Details) - BRL (R$) R$ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	R$ 71,072	R$ 75,960	R$ 56,292
Interbank deposits	10,087	8,582	R$ 12,584
Interbank deposits and securities purchased under agreements to resell [member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	243,219	238,308
Collateral held	78,198	79,600
Collateral repledge	117,108	125,811
Assets received as collateral with right to sell or repledge	7,223	3,733
Assets received as collateral without right to sell or repledge	109,885	122,078
Collateral sold	47,913	32,897
Interbank deposits	66,925	51,000
Total	310,144	289,308
Interbank deposits and securities purchased under agreements to resell [member] | Current [member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	242,542	238,227
Collateral held	77,521	79,577
Collateral repledge	117,108	125,753
Assets received as collateral with right to sell or repledge	7,223	3,733
Assets received as collateral without right to sell or repledge	109,885	122,020
Collateral sold	47,913	32,897
Interbank deposits	53,529	43,857
Total	296,071	282,084
Interbank deposits and securities purchased under agreements to resell [member] | Non Current [Member]
IfrsStatementLineItems [Line Items]
Securities purchased under agreements to resell	677	81
Collateral held	677	23
Collateral repledge		58
Assets received as collateral without right to sell or repledge		58
Interbank deposits	13,396	7,143
Total	R$ 14,073	R$ 7,224